Borrowings and Embedded Derivatives - Schedule of Convertible/Non-convertible Borrowings Presented in Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Total non-current borrowings	$ 892,700	$ 515,804
Convertible/Non-convertible Borrowings
Disclosure Of Financial Liabilities [Line Items]
Principal amount	515,804	617,789
Interest expense	69,458	67,638
Interest paid	(16,874)	(22,950)
New Term Loan	367,873	0
Current portion of term loan	(4,000)	0
Conversion of February 2020 Notes	0	146,673
Derecognition of February 2020 Notes	(39,561)
Total non-current borrowings	$ 892,700	$ 515,804